Discontinued Operations and Assets Held for Sale (Table Illustration of Number of Properties in Discontinued Operations) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 buildings	Dec. 31, 2013 buildings	Dec. 31, 2012 buildings	Dec. 31, 2011 buildings
Number of properties held for sale in discontinued operations	1
Number of properties sold in discontinued operations	12	25	28	101
Total number of properties in discontinued operations		167
Continuing Operations, Number of In-service Properties Held for Sale	1
Continuing Operations, Number of Real Estate Properties Sold	9	13	0	18
Continuing Operations, Number of Real Estate Properties Sold or Classified as Held for Sale		41
Number of Real Estate Properties Held for Sale	2
Number of Real Estate Properties Sold	21	38	28	119
Total Properties Sold or Classified as Held for Sale		208
Office [Member]
Number of properties held for sale in discontinued operations	0
Number of properties sold in discontinued operations	0	12	10	93
Total number of properties in discontinued operations		115
Warehouse [Member]
Number of properties held for sale in discontinued operations	0
Number of properties sold in discontinued operations	11	6	17	7
Total number of properties in discontinued operations		41
Medical Office [Member]
Number of properties held for sale in discontinued operations	1
Number of properties sold in discontinued operations	1	6	0	0
Total number of properties in discontinued operations		8
Retail [Member]
Number of properties held for sale in discontinued operations	0
Number of properties sold in discontinued operations	0	1	1	1
Total number of properties in discontinued operations		3